Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income:
Interest and fees on loans	$ 262,458	$ 267,692	$ 275,599
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	68,873	76,839	90,558
Obligations of states and political subdivisions	371	786	1,417
Other interest income	178	200	116
Total interest and dividend income	331,880	345,517	367,690
Interest on deposits:
Demand and savings deposits	3,812	5,753	10,815
Time deposits	23,842	36,212	53,805
Interest on short-term borrowings	823	1,181	3,209
Interest on long-term debt	30,169	28,327	26,370
Total interest expense	58,646	71,473	94,199
Net interest income	273,234	274,044	273,491
Provision for loan losses	63,272	87,080	68,821
Net interest income after provision for loan losses	209,962	186,964	204,670
Other income:
Income from fiduciary activities	14,965	13,874	12,468
Service charges on deposit accounts	18,307	19,717	21,985
Net gains on sales of securities	28,829	11,864	7,340
Other service income	10,606	13,816	18,767
Checkcard fee income	12,496	11,177	9,339
Bank owned life insurance income	5,089	4,978	5,050
ATM fees	2,703	2,951	3,082
OREO devaluations	(8,219)	(13,206)	(6,818)
Other	10,134	9,709	9,977
Total other income	94,910	74,880	81,190
Other expense:
Salaries and employee benefits	102,068	98,315	101,225
Data processing fees	4,965	5,728	5,674
Professional fees and services	21,119	19,972	15,935
Net occupancy expense of bank premises	11,295	11,510	11,552
Amortization of intangibles	3,534	3,422	3,746
Furniture and equipment expense	10,773	10,435	9,734
Insurance	6,821	8,983	12,072
Marketing	2,967	3,656	3,775
Postage and telephone	6,060	6,648	6,903
State taxes	1,544	3,171	3,206
Other	17,171	15,267	14,903
Total other expense	188,317	187,107	188,725
Income before income taxes	116,555	74,737	97,135
State income taxes (benefit)	6,088	(1,161)	(2,461)
Federal income taxes	28,327	17,797	25,404
Net income	82,140	58,101	74,192
Preferred stock dividends and accretion	5,856	5,807	5,762
Income available to common shareholders	$ 76,284	$ 52,294	$ 68,430
Earnings per common share:
Basic	$ 4.95	$ 3.45	$ 4.82
Diluted	$ 4.95	$ 3.45	$ 4.82